Prepaid Expenses and Other Current Assets (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Prepaid Expenses and Other Current Assets [Abstract]
Schedule of Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consisted of the following:

	As of
	June 30, 2025	December 31, 2024
	(Unaudited)
Amounts due from export agent (i)	$27,412	$26,810
Prepaid expenses (ii)	7,498	7,386
Deductible input VAT (iii)	3,080	3,015
Deposit (iv)	1,536	1,572
Advance to staff	736	696
Others	10	7
Less: impairment loss	(11,644)	(10,787)
Total	$28,628	$28,699

(i)      In April 2023, NWTN Zhejiang entered into vehicle sales agreements with entities including Jizhida’an (Jinhua) Technology Co., Ltd (hereinafter referred to as “Jizhida’an”). Pursuant to these agreements, the vehicles to be sold would be transferred to export agents (such as China National Vehicles IMP. & EXP. Co., Ltd, hereinafter referred to as “Vehicles IMP. & EXP.”) and then purchased by FZCO through separate vehicle sales agreements. These sales agreements were procedural in nature, in order to facilitate the process of vehicles exportation from Mainland China to the Group’s factory in the UAE. In this regard, the Group did not recognize revenue or cost. In addition, the transaction price would be separately settled under each agreement, therefore, the Group recognized the receivables from Jizhida’an in other current assets and payables to Vehicles IMP. & EXP in accounts payable. As of June 30, 2025 and December 31, 2024, the Group recorded impairment losses for the receivables of US$3.2 million and US$2.4 million, respectively, based on the management’ estimation of the collectability of the amounts due from vehicle import and export.

(ii)     Prepaid expenses primarily consisted of directors’ and officers’ insurance expenses to be amortized within a year and prepaid commission expenses for financing and marketing services, advance payment for the potential investment or acquisition as of June 30, 2025 and December 31, 2024. As of December 31, 2023, the Group recorded impairment losses for the prepaid expenses of US$11.2 million based on the management’ estimation of the recoverability, considering the suspension of certain business operations and the uncertainty regarding the ability to reclaim the prepaid expenses. As of June 30, 2025 and December 31, 2024, the Group recorded impairment losses for prepaid expenses of US$7.3 million and US$7.2 million, respectively, based on the management’ estimation of the recoverability.

(iii)    Deductible input VAT will be expected to be utilized in the future, and there is no expiry of the deductible input VAT as per the country’s jurisdiction.

(iv)    Deposits mainly consisted of property rental deposits, car rental deposits and export agent deposits. As of June 30, 2025 and December 31, 2024, the Group recorded impairment losses of US$0.6 million and US$0.6 million, respectively, based on the management’ estimation of the collectability of the deposits.

Prepaid expenses and other current assets consisted of the following:

	As of December 31,
	2024	2023
Amounts due from export agent(i)	$26,810	$28,385
Prepaid expenses(ii)	7,386	12,094
Deductible input VAT(iii)	3,015	2,861
Deposits(iv)	1,572	1,385
Advance to staff	696	770
Loan to third parties(v)	—	7,000
Advance to a third-party individual(vi)	—	1,159
Others	7	230
Less: allowance for expected credit losses	(10,787)	(20,182)
Prepaid expenses and other current assets, net	$28,699	$33,702

(i)      In April 2023, NWTN Zhejiang entered into vehicle sales agreements with entities including Jizhida’an (Jinhua) Technology Co., Ltd (hereinafter referred to as “Jizhida’an”). Pursuant to these agreements, the vehicles to be sold would be transferred to export agents (such as China National Vehicles IMP. & EXP. Co., Ltd, hereinafter referred to as “Vehicles IMP. & EXP.”) and then purchased by FZCO through separate vehicle sales agreements. These sales agreements were procedural in nature, in order to facilitate the process of vehicles exportation from Mainland China to the Group’s factory in the UAE. In this regard, the Group did not recognize revenue or cost. In addition, the transaction price would be separately settled under each agreement, therefore, the Group recognized the receivables from Jizhida’an in prepaid expenses and other current assets and payables to Vehicles IMP. & EXP in accounts payable. As of December 31, 2024, the Group recorded expected credit losses for the receivables of US$2.4 million based on the management’ estimation of the collectability of the amounts due from vehicle import and export.

(ii)     Prepaid expenses primarily consisted of directors’ and officers’ insurance expenses to be amortized within a year and prepaid commission expenses for financing and marketing services, advance payment for the potential investment or acquisition as of December 31, 2024 and 2023. As of December 31, 2023, the Group recorded expected credit losses for the prepaid expenses of US$11.2 million based on the management’ estimation of the recoverability, considering the suspension of certain business operations and the uncertainty regarding the ability to reclaim the prepaid expenses. As of December 31, 2024, US$4.1 million of such prepaid expenses were written off based on the management’ estimation of the collectability of the prepaid expenses. Meanwhile, the Group recorded expected credit losses for prepaid expenses of US$7.2 million based on the management’ estimation of the recoverability.

(iii)    Deductible input VAT will be expected to be utilized in the future, and there is no expiry of the deductible input VAT as per the country’s jurisdiction.

(iv)    Deposits mainly consisted of property rental deposits, car rental deposits and export agent deposits. As of December 31, 2024, the Group recorded expected credit losses of US$0.6 million based on the management’ estimation of the collectability of the deposits.

(v)      In November and December 2022, the Group provided an interest-free loan of US$6.0 million to a third party, and an interest-free loan of US$1.0 million to a shareholder who held a 4.3% equity interests in NWTN could not significantly influence the Group thus was considered as a third party as of December 31, 2023, respectively, for their ordinary operations. These loans would be due in October through December 2023 but extended for up to another 12 months. As of December 31, 2023, the Group recorded expected credit losses for the receivables of US$7.0 million based on the management’ estimation of the collectability of the receivables from the third party. As of December 31, 2024, The Group has fully written off the balance as the Group believes the balance is unlikely to be collectible.

(vi)    In November 2022, the Group engaged a shareholder, who held a 0.4% equity interest of NWTN could not significantly influence the Group thus was considered as a third party as of December 31, 2023 and is experienced in investing and financing for investment and financing consulting, for the period from January 2023 to January 2024. In November 2022, the Group paid an amount of US$2 million to this individual as prepayment, which would be expensed as the services are provided to the Group. During the year ended December 31, 2023, the Group recognized consulting expenses of US$0.8 million. As of December 31, 2023, the Group recorded expected credit losses of US$1.2 million based on the management’ estimation of the recoverability of the receivables from the third-party individual. As of December 31, 2024, The Group has fully written off the balance as the Group believes the balance is unlikely to be collectible.

Schedule of Movement of Allowance for Credit Losses

The movement of allowance for credit losses for the years ended December 31, 2024, 2023 and 2022 were as follows:

	For the years ended December 31,
	2024	2023	2022
Balance at the beginning of the period	$20,182	$—	$466
Addition during the period	3,016	20,187	—
Reversal during the period	—	—	(321)
Write off during the period	(12,259)	—	(145)
Effect of exchange rate differences	(152)	(5)
Balance at the end of the period	$10,787	$20,182	$—